Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 2.2%
BHP Group PLC	560,706	$11,962,243
Orica Ltd.	318,624	3,547,506
Rio Tinto PLC	195,902	11,787,966
		27,297,715
BRAZIL — 0.6%
B3 SA - Brasil Bolsa Balcao	799,700	7,849,047
CANADA — 3.0%
Fairfax Financial Holdings Ltd.	17,992	5,298,084
Ritchie Bros. Auctioneers, Inc.	82,238	4,872,601
Shopify, Inc., Class A *	26,481	27,089,269
		37,259,954
CHINA — 9.4%
Alibaba Group Holding Ltd. ADR*	121,088	35,597,450
Autohome, Inc. ADR	67,590	6,488,640
Brilliance China Automotive Holdings Ltd.	6,366,000	6,016,257
KE Holdings, Inc. ADR*	48,799	2,991,379
Meituan Dianping, Class B *	747,600	23,550,375
Ping An Healthcare and Technology Co., Ltd.*	506,200	6,531,427
Ping An Insurance Group Co. of China Ltd., Class H	1,659,000	17,221,827
Prosus NV*	145,040	13,387,662
Tencent Music Entertainment Group ADR*	422,719	6,243,560
		118,028,577
DENMARK — 0.7%
Genmab A/S*	23,363	8,478,563
FRANCE — 2.4%
Adevinta ASA*	277,389	4,767,135
Pernod Ricard SA	118,810	18,942,694
Ubisoft Entertainment SA*	69,550	6,268,441
		29,978,270
GERMANY — 3.6%
adidas AG*	42,784	13,816,839
Deutsche Boerse AG	52,714	9,241,889
SAP SE	140,244	21,838,667
		44,897,395
HONG KONG — 1.7%
AIA Group Ltd.	2,194,000	21,808,574
INDIA — 2.5%
Housing Development Finance Corp., Ltd.	445,641	10,562,894
ICICI Bank Ltd. ADR*	495,044	4,866,283
Reliance Industries Ltd. GDR	272,377	16,541,707
		31,970,884
IRELAND — 3.0%
CRH PLC	407,407	14,692,981
Ryanair Holdings PLC ADR*	276,048	22,569,685
		37,262,666
JAPAN — 8.8%
Advantest Corp.	223,000	10,846,854
CyberAgent, Inc.	172,400	10,645,965
Hoshizaki Corp.	51,900	4,141,429
MS&AD Insurance Group Holdings, Inc.	394,200	10,621,015
Olympus Corp.	1,096,500	22,802,533
SMC Corp.	22,800	12,718,677
SoftBank Group Corp.	397,100	24,570,398
Sysmex Corp.	150,900	14,438,412
		110,785,283

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
MACAU — 0.2%
Sands China Ltd.	775,600	$3,006,390
NETHERLANDS — 1.1%
Adyen NV*	3,839	7,081,015
Just Eat Takeaway*	51,588	5,775,142
Just Eat Takeaway*	5,334	597,042
		13,453,199
NORWAY — 0.9%
Schibsted ASA, Class A *	239,866	10,641,785
Schibsted ASA, Class B *	31,958	1,273,195
		11,914,980
RUSSIA — 0.8%
Mail.Ru Group Ltd. GDR Reg S*	152,544	4,173,860
Sberbank of Russia PJSC ADR*	562,030	6,561,397
		10,735,257
SOUTH AFRICA — 3.1%
Naspers Ltd., N Shares*	223,785	39,525,781
SWEDEN — 1.5%
Atlas Copco AB, B Shares	283,006	11,810,954
Epiroc AB, B Shares	520,397	7,223,468
		19,034,422
SWITZERLAND — 0.5%
Compagnie Financiere Richemont SA	103,023	6,917,260
TAIWAN — 3.5%
Sea Ltd. ADR*	139,555	21,497,052
Taiwan Semiconductor Manufacturing Co., Ltd.	1,518,000	22,836,911
		44,333,963
UNITED KINGDOM — 2.6%
Farfetch Ltd., Class A *	277,694	6,986,781
Hays PLC	1,947,643	2,826,287
Prudential PLC	1,610,977	23,114,917
		32,927,985
UNITED STATES — 47.0%
ABIOMED, Inc.*	26,909	7,455,408
Albemarle Corp.	84,917	7,581,390
Alnylam Pharmaceuticals, Inc.*	93,552	13,621,171
Alphabet, Inc., Class C *	22,115	32,500,204
Amazon.com, Inc.*	12,952	40,782,351
Anthem, Inc.	85,216	22,888,165
Arthur J Gallagher & Co.	165,067	17,427,774
Axon Enterprise, Inc.*	76,855	6,970,748
Booking Holdings, Inc.*	6,964	11,913,175
Broadridge Financial Solutions, Inc.	84,147	11,107,404
CBRE Group, Inc., Class A *	112,928	5,304,228
Chegg, Inc.*	105,283	7,521,417
Cloudflare, Inc., Class A *	179,631	7,375,649
Datadog, Inc., Class A *	74,521	7,613,065
EOG Resources, Inc.	154,533	5,553,916
Estee Lauder Cos., Inc. (The), Class A	62,128	13,559,436
Facebook, Inc., Class A *	60,408	15,820,855
Howard Hughes Corp. (The)*	72,631	4,183,546
Illumina, Inc.*	28,975	8,955,593
Interactive Brokers Group, Inc., Class A	79,044	3,820,197
Jefferies Financial Group, Inc.	237,117	4,268,106
Kirby Corp.*	66,734	2,413,769
LendingTree, Inc.*	16,829	5,164,652
Lyft, Inc., Class A *	156,302	4,306,120

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Markel Corp.*	8,622	$8,395,241
Martin Marietta Materials, Inc.	55,921	13,161,567
Mastercard, Inc., Class A	88,187	29,822,198
Microsoft Corp.	137,158	28,848,442
Moody’s Corp.	116,252	33,695,642
Netflix, Inc.*	18,607	9,304,058
Novocure Ltd.*	73,693	8,202,768
ResMed, Inc.	64,772	11,103,864
S&P Global, Inc.	15,623	5,633,654
Seattle Genetics, Inc.*	63,569	12,439,818
Service Corp. International	239,589	10,105,864
SiteOne Landscape Supply, Inc.*	79,269	9,666,855
Snowflake, Inc., Class A *	10,823	2,716,573
Spotify Technology SA*	27,828	6,750,238
Stericycle, Inc.*	101,242	6,384,321
TD Ameritrade Holding Corp.	143,883	5,633,019
Teladoc Health, Inc.*	73,357	16,082,789
Teradyne, Inc.	136,293	10,829,842
Tesla, Inc.*	54,091	23,205,580
Thermo Fisher Scientific, Inc.	45,875	20,254,730
Trade Desk, Inc. (The), Class A *	23,318	12,096,912
Twilio, Inc., Class A *	26,669	6,589,643
Wayfair, Inc., Class A *	27,311	7,947,774
Westinghouse Air Brake Technologies Corp.	76,292	4,720,949
Zillow Group, Inc., Class C *	210,890	21,424,315
		593,124,995
TOTAL INVESTMENTS — 99.1%
(cost $803,864,607)		$1,250,591,160
Other assets less liabilities — 0.9%		11,405,556
NET ASSETS — 100.0%		$1,261,996,716

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2020, the net value of these securities was $4,173,860 representing 0.3% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$750,241,963	$500,349,197	$–	$1,250,591,160
Total	$750,241,963	$500,349,197	$–	$1,250,591,160

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.